Document Information Statement	Aug. 24, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 24, 2023
Entity Registrant Name	Koss Corporation
Entity Incorporation State Country Code	DE
Entity File Number	0-3295
Entity Tax Identification Number	39-1168275
Entity Address Address Line 1	4129 North Port Washington Avenue
Entity Address City Or Town	Milwaukee
Entity Address State Or Province	WI
Entity Address Postal Zip Code	53212
City Area Code	414
Local Phone Number	964-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.005 par value per share
Trading Symbol	KOSS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000056701
Amendment Flag	false